Annual Operating Expenses - FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO - FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO - Fidelity Advisor High Income Advantage Fund	Dec. 30, 2023
Fidelity Advisor High Income Advantage Fund - Class M
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.18%
Acquired fund fees and expenses	0.21%	[1]
Total annual operating expenses	1.19%
Fidelity Advisor High Income Advantage Fund - Class I
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Acquired fund fees and expenses	0.21%	[1]
Total annual operating expenses	0.94%
Fidelity Advisor High Income Advantage Fund - Class A
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.18%
Acquired fund fees and expenses	0.21%	[1]
Total annual operating expenses	1.19%
Fidelity Advisor High Income Advantage Fund - Class C
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.20%	[2]
Acquired fund fees and expenses	0.21%	[1]
Total annual operating expenses	1.96%
Fidelity Advisor High Income Advantage Fund - Class Z
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Acquired fund fees and expenses	0.21%	[1]
Total annual operating expenses	0.85%

[1]	BIncludes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 1.00%, 1.00%, 1.77%, 0.75%, and 0.66% for Class A, Class M, Class C, Class I, and Class Z, respectively.
[2]	AAdjusted to reflect current fees.